Annual Total Returns - FidelitySeriesSmallCapDiscoveryFund-PRO - FidelitySeriesSmallCapDiscoveryFund-PRO - Fidelity Series Small Cap Discovery Fund - Fidelity Series Small Cap Discovery Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return 2014	5.89%
Annual Return 2015	(4.64%)
Annual Return 2016	18.76%
Annual Return 2017	9.59%
Annual Return 2018	(12.68%)
Annual Return 2019	30.01%
Annual Return 2020	9.64%
Annual Return 2021	36.31%
Annual Return 2022	(16.12%)
Annual Return 2023	21.77%